Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and deferred federal tax expense (benefit)
Current expense	$ 0.3	$ 0.3	$ 0.4
Deferred expense (benefit)	(0.5)	0.0	(0.2)
Total income tax expense	$ (0.2)	$ 0.3	$ 0.2